Net Loss Per Share Attributable To Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Net Loss Per Share Attributable To Common Stockholders

(10) NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2019	2020	2019	2020
Numerator:
Net loss	$(3,044)	$(10,181)	$(11,479)	$(26,966)
Less: cumulative preferred dividends allocated to preferred stockholders	(1,071)	(578)	(2,957)	(5,202)

Net loss attributable to common stockholders	$(4,115)	$(10,759)	$(14,436)	$(32,168)

Denominator:
Weighted-average shares of common stock outstanding	3,100,544	29,664,122	3,061,082	12,052,876
Net loss per share attributable to common stockholders, basic and diluted	$(1.33)	$(0.36)	$(4.72)	$(2.67)

Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods presented as the inclusion of all potential common stock outstanding would have been anti-dilutive.

The following outstanding potentially dilutive securities were excluded from the computation of diluted net loss per share for the three and nine months ended September 30, 2019 and 2020, because including them would have been anti-dilutive:

	SEPTEMBER 30,
	2019	2020
Convertible preferred stock	10,313,808	—
Common stock subject to repurchase	53,070	253
Options issued and outstanding	1,206,690	4,751,589

Total	11,573,568	4,751,842

Predecessor Company
Net Loss Per Share Attributable To Common Stockholders
(12)	NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS AND UNAUDITED PRO FORMA NET LOSS PER SHARE

The following table sets forth the computation of the basic and diluted net loss per share attributable to ordinary shareholders (in thousands, except share and per share data):

	YEAR ENDED DECEMBER 31,
	2018	2019
Numerator:
Net loss	$(13,731)	$(19,243)
Less: cumulative dividends allocated to preferred shareholders	(3,671)	(4,028)

Net loss attributable to ordinary shareholders	$(17,402)	$(23,271)

Denominator:
Weighted-average ordinary shares outstanding	2,750,838	3,076,461

Net loss per share attributable to ordinary shareholders, basic and diluted	$(6.33)	$(7.56)

Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share for all periods as the inclusion of all potential ordinary shares outstanding would have been anti-dilutive. Potentially dilutive securities that were not included in the diluted per share calculations as of December 31, 2018 and December 31, 2019 because they would be anti-dilutive were as follows:

	DECEMBER 31,
	2018	2019
Series A convertible preferred shares	9,297,081	9,297,081
Series B convertible preferred shares	—	1,016,727
Warrants to purchase convertible preferred shares	—	61,292
Ordinary shares subject to repurchase	229,912	34,024
Options issued and outstanding	864,819	1,183,745

Total	10,391,812	11,592,869

The following table sets forth the computation of the Company’s unaudited pro forma basic and diluted net loss per share (in thousands, except share and per share amounts):

YEAR ENDED DECEMBER 31, 2019
Net loss	$(19,243)

Weighted-average ordinary shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	3,076,461
Pro forma adjustment to reflect assumed conversion of preferred shares and accrued dividends allocable to ordinary shareholders	11,253,839

Weighted-average ordinary shares used to compute pro forma net loss per share, basic and diluted	14,330,300

Pro forma net loss per share, basic and diluted	$(1.34)